Note 4 - Accounts Receivable (Details) - Accounts Receivable (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Trade accounts	$ 157,388	$ 575,375	$ 490,401
Less: Allowance for bad debts	(7,391)	(2,899)	(108,750)
Less: Allowance for returns	(9,699)	(4,953)	(15,806)
	$ 140,298	$ 567,523	$ 365,845